Share-Based Compensation - Summary of Compensation Expense Recognized for Share-Based Awards Granted (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	¥ 408,208	¥ 281,744	¥ 226,695
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses	408,208	279,748	220,862
JOYY 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-based compensation expenses		¥ 1,996	¥ 5,833